Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 4.1%
30,945	Match Group, Inc.*	1,187,979
44,565	Pinterest, Inc.*	1,215,287
22,282	Trade Desk, Inc.*	1,357,197
		3,760,463
Consumer Discretionary - 11.6%
17,016	Bright Horizons Family Solutions, Inc.*	1,310,062
1,481	Chipotle Mexican Grill, Inc.*	2,529,977
6,547	Five Below, Inc.*	1,348,486
2,948	Lululemon Athletica, Inc.*	1,073,632
3,255	Pool Corp.	1,114,642
13,160	Ross Stores, Inc.	1,396,671
3,523	Ulta Beauty, Inc.*	1,922,395
		10,695,865
Consumer Staples - 5.1%
7,382	Casey's General Stores, Inc.	1,597,908
18,171	Church & Dwight Co., Inc.	1,606,497
6,971	Dollar General Corp.	1,467,117
		4,671,522
Financials - 5.6%
5,159	Jack Henry & Associates, Inc.	777,564
22,997	KKR & Co., Inc.	1,207,802
17,374	Tradeweb Markets, Inc.	1,372,893
9,768	WEX, Inc.*	1,796,239
		5,154,498
Health Care - 21.5%
4,598	Align Technology, Inc.*	1,536,376
6,067	Alnylam Pharmaceuticals, Inc.*	1,215,341
2,469	argenx SE ADR*	919,900
4,993	Ascendis Pharma A/S ADR*	535,349
8,947	Azenta, Inc.*	399,215
5,361	Bio-Rad Laboratories, Inc.*	2,568,026
3,144	Charles River Laboratories International, Inc.*	634,522
19,545	DexCom, Inc.*	2,270,739
26,358	Edwards Lifesciences Corp.*	2,180,597
19,965	HealthEquity, Inc.*	1,172,145
3,244	IDEXX Laboratories, Inc.*	1,622,260
16,628	Inari Medical, Inc.*	1,026,613
11,466	Veeva Systems, Inc.*	2,107,336
4,709	West Pharmaceutical Services, Inc.	1,631,527
		19,819,946
Industrials - 23.9%
18,530	Booz Allen Hamilton Holding Corp.	1,717,546
5,785	Carlisle Cos, Inc.	1,307,815
5,488	Cintas Corp.	2,539,188
28,221	Copart, Inc.*	2,122,501
36,402	CoStar Group, Inc.*	2,506,278
4,505	Equifax, Inc.	913,794
3,767	Generac Holdings, Inc.*	406,874
42,993	Genpact, Ltd.	1,987,137
5,408	IDEX Corp.	1,249,410
19,063	Rentokil Initial PLC ADR	695,990
3,343	SiteOne Landscape Supply, Inc.*	457,556
9,588	Trex Co, Inc.*	466,648
9,742	Verisk Analytics, Inc.	1,869,100
27,273	Waste Connections, Inc.	3,792,857
		22,032,694
Information Technology - 21.6%
6,722	Autodesk, Inc.*	1,399,252
12,510	Cadence Design Systems, Inc.*	2,628,225
12,719	Crowdstrike Holdings, Inc.*	1,745,810
45,362	Dynatrace, Inc.*	1,918,813
6,727	Elastic NV*	389,493
2,002	Fair Isaac Corp.*	1,406,785
4,642	Gartner, Inc.*	1,512,224
8,485	GoDaddy, Inc.*	659,454
2,275	KLA Corp.	908,112
29,846	Marvell Technology, Inc.	1,292,332
2,174	Monolithic Power Systems, Inc.	1,088,174
3,678	NXP Semiconductors NV	685,855
6,873	Paycom Software, Inc.*	2,089,461
6,593	Workday, Inc.*	1,361,718
8,072	Workiva, Inc.*	826,654
		19,912,362
Total Common Stocks (Cost $70,367,714)		86,047,350

Real Estate Investment Trusts - 2.3%
7,957	SBA Communications Corp.	2,077,334
Total Real Estate Investment Trusts (Cost $1,611,247)		2,077,334

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
4,124,103	First American Government Obligations Fund — Class Z, 4.61%#	4,124,103
Total Short-Term Investments (Cost $4,124,103)		4,124,103
Total Investments - 100.2% (Cost $76,103,064)		92,248,787
Liabilities in Excess of Other Assets - (0.2)%		(149,871)
NET ASSETS - 100.0%		$92,098,916

* Non-income producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.